Convertible Debentures - Additional Information (Detail) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debentures redeemed shares	26,380,750	8,523,000
Subsequent Event | Series 3
Debt Instrument [Line Items]
Principal amount of Debentures redeemed	960
Debentures redeemed shares	150,816